ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Salary and welfare payable	¥ 1,253,014		¥ 1,222,363		$ 192,033
Accrual for purchases of property and equipment	322,663		128,457		49,450
Accrued expenses	85,970		77,946		13,175
Borrowings for electronic machinery and equipment	106,911		40,036		16,385
Payable for business acquisitions	1,749		11,095		268
Others	737,610		526,152		113,044
Total	2,507,917		2,006,049		384,355
Other Liabilities, Noncurrent	¥ 175,584		¥ 137,184		$ 26,907
Debt, Weighted Average Interest Rate	7.95%		8.06%		7.95%
2020	¥ 116,292				$ 17,823
2021	¥ 66,097				10,130
Sale Leaseback Transaction, Weighted Average Lease Term	1 year 8 months 1 day	1 year 8 months 1 day	2 years 5 months 19 days
Proceeds From Failed Sale Leaseback Transactions	¥ 160,000	$ 24,521	¥ 94,000	¥ 0
Total carrying value of equipment collateralized	53,302		61,488		$ 8,169
Other non-current liabilities
Sale Leaseback Transaction, Borrowings Value	67,821	10,394	41,451
Accrued expenses and other liabilities
Sale Leaseback Transaction, Borrowings Value	¥ 106,911	$ 16,385	¥ 40,036